Other revenues (expense) net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenue from grant, net		R$ 10,324	R$ 13,548	R$ 17,427
Fines on telecommunications services		72,903	58,793	37,490
   Revenue on disposal of assets (ii)		23,747	2,711,535	5,375
Other revenue		62,256	65,482
Total Revenue		169,230	2,849,358	68,651
Expense				128,943
FUST/FUNTTEL (iii)	[1]	(151,485)	(134,962)
Taxes, fees and contributions		(1,526)	(2,274)	(133,378)
Provision for legal and administrative proceedings, net of reversal				(10,316)
Provision for legal and administrative proceeding, net of reversal		(219,241)	(248,987)	(290,789)
Expense on disposal of assets (ii)	[2]	(23,443)	(1,942,791)	(13,538)
Other expenses		(21,906)	(22,573)	(32,776)
Other income (expenses), net		(417,601)	(2,351,587)	(480,797)
Other revenues (expenses), net		R$ (248,371)	R$ 497,771	R$ (351,854)

[1]	Representing the expenses incurred with contributions on the various telecommunications revenues due to ANATEL, according to current legislation.
[2]	In 2021, it represents the revenue from the sale of 51% equity interest in I-Systems (formerly FiberCo) to IHS, which is composed of the (secondary) cash paid to TIM S.A. in the amount of R$ 1,096,294 and the fair value of the minority interest of 49% that remained with TIM S.A. in the amount of R$ 1,612,957.